Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AB CAP FUND, INC.

-AB Concentrated Growth Fund

-AB Concentrated International Growth Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement dated February 28, 2020 to the Prospectus dated October 31, 2019, as revised November 20, 2019, for AB Concentrated Growth Fund and AB Concentrated International Growth Portfolio (the “Prospectus”).

*         *         *

The Adviser has agreed to further waive its management fee and/or to bear certain expenses of each Fund as set forth below. Effective March 2, 2020, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.

AB Concentrated Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.80%	.80%	.80%	.80%	.80%	.80%	.80%
Fee Waiver	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%

Net Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%	.65%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.05%	.05%	.05%	.06%	.05%	.02%	.02%
Other Expenses	.09%	.09%	.09%	.08%	.10%	.10%	.10%

Total Other Expenses	.14%	.14%	.14%	.14%	.15%	.12%	.12%

Acquired Fund Fees and Expenses(d)	.00%	.00%	.00%	.00%	.00%	.00%	.00%

Total Annual Fund Operating Expenses	1.04%	1.79%	.79%	1.29%	1.05%	.77%	.77%

Fee Waiver and/or Expense Reimbursement(e)	(.00)%(d)	(.00)%(d)	(.00)%(d)	(.00)%(d)	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.79%	.79%	1.29%	1.04%	.76%	.76%

(c)
The Management Fee is .80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .15% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.

(d)	Amount is less than .005%.
(e)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$527	$282	*	$81	$131	$106	$78	$78
After 3 Years	$773	$595		$285	$441	$363	$275	$275
After 5 Years	$1,038	$1,033		$505	$773	$640	$489	$489
After 10 Years	$1,794	$2,252		$1,141	$1,711	$1,430	$1,106	$1,106

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB Concentrated International Growth Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.85%	.85%	.85%
Fee Waiver	(.10)%	(.10)%	(.10)%

Net Management Fees(c)	.75%	.75%	.75%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None
Other Expenses:
Transfer Agent	.04%	.05%	.04%
Other Expenses	.43%	.43%	.43%

Total Other Expenses	.47%	.48%	.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.48%	2.24%	1.23%

Fee Waiver and/or Expense Reimbursement(d)	(.33)%	(.34)%	(.33)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	.90%

(c)
The Management Fee is .85% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.

(d)
The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until October 31, 2021 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.15%, 1.90% and .90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until October 31, 2021 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$537	$293	*	$92
After 3 Years	$862	$688		$379
After 5 Years	$1,210	$1,211		$688
After 10 Years	$2,189	$2,642		$1,564

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

*         *         *

AB Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AB CAP FUND, INC.

-AB Concentrated Growth Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated February 28, 2020 to the Prospectus dated October 31, 2019, as revised November 20, 2019, for AB Concentrated Growth Fund and AB Concentrated International Growth Portfolio (the “Prospectus”).

*         *         *

The Adviser has agreed to further waive its management fee and/or to bear certain expenses of each Fund as set forth below. Effective March 2, 2020, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.

AB Concentrated Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.80%	.80%	.80%	.80%	.80%	.80%	.80%
Fee Waiver	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%	(.15)%

Net Management Fees(c)	.65%	.65%	.65%	.65%	.65%	.65%	.65%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.05%	.05%	.05%	.06%	.05%	.02%	.02%
Other Expenses	.09%	.09%	.09%	.08%	.10%	.10%	.10%

Total Other Expenses	.14%	.14%	.14%	.14%	.15%	.12%	.12%

Acquired Fund Fees and Expenses(d)	.00%	.00%	.00%	.00%	.00%	.00%	.00%

Total Annual Fund Operating Expenses	1.04%	1.79%	.79%	1.29%	1.05%	.77%	.77%

Fee Waiver and/or Expense Reimbursement(e)	(.00)%(d)	(.00)%(d)	(.00)%(d)	(.00)%(d)	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.79%	.79%	1.29%	1.04%	.76%	.76%

(c)
The Management Fee is .80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .15% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.

(d)	Amount is less than .005%.
(e)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$527	$282	*	$81	$131	$106	$78	$78
After 3 Years	$773	$595		$285	$441	$363	$275	$275
After 5 Years	$1,038	$1,033		$505	$773	$640	$489	$489
After 10 Years	$1,794	$2,252		$1,141	$1,711	$1,430	$1,106	$1,106

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

*         *         *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB Concentrated Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	$ 527
After 3 Years	rr_ExpenseExampleYear03	773
After 5 Years	rr_ExpenseExampleYear05	1,038
After 10 Years	rr_ExpenseExampleYear10	$ 1,794
AB Concentrated Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
After 1 Year	rr_ExpenseExampleYear01	$ 282	[4]
After 3 Years	rr_ExpenseExampleYear03	595
After 5 Years	rr_ExpenseExampleYear05	1,033
After 10 Years	rr_ExpenseExampleYear10	$ 2,252
AB Concentrated Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
After 1 Year	rr_ExpenseExampleYear01	$ 81
After 3 Years	rr_ExpenseExampleYear03	285
After 5 Years	rr_ExpenseExampleYear05	505
After 10 Years	rr_ExpenseExampleYear10	$ 1,141
AB Concentrated Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
After 1 Year	rr_ExpenseExampleYear01	$ 131
After 3 Years	rr_ExpenseExampleYear03	441
After 5 Years	rr_ExpenseExampleYear05	773
After 10 Years	rr_ExpenseExampleYear10	$ 1,711
AB Concentrated Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	$ 106
After 3 Years	rr_ExpenseExampleYear03	363
After 5 Years	rr_ExpenseExampleYear05	640
After 10 Years	rr_ExpenseExampleYear10	$ 1,430
AB Concentrated Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	$ 78
After 3 Years	rr_ExpenseExampleYear03	275
After 5 Years	rr_ExpenseExampleYear05	489
After 10 Years	rr_ExpenseExampleYear10	$ 1,106
AB Concentrated Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Fee Waiver	abcfi1_FeeWaiver	(0.15%)
Net Management Fees	abcfi1_NetManagementFees	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	$ 78
After 3 Years	rr_ExpenseExampleYear03	275
After 5 Years	rr_ExpenseExampleYear05	489
After 10 Years	rr_ExpenseExampleYear10	$ 1,106
AB Concentrated International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AB CAP FUND, INC.

-AB Concentrated International Growth Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement dated February 28, 2020 to the Prospectus dated October 31, 2019, as revised November 20, 2019, for AB Concentrated Growth Fund and AB Concentrated International Growth Portfolio (the “Prospectus”).

*         *         *

The Adviser has agreed to further waive its management fee and/or to bear certain expenses of each Fund as set forth below. Effective March 2, 2020, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.

AB Concentrated International Growth Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.85%	.85%	.85%
Fee Waiver	(.10)%	(.10)%	(.10)%

Net Management Fees(c)	.75%	.75%	.75%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None
Other Expenses:
Transfer Agent	.04%	.05%	.04%
Other Expenses	.43%	.43%	.43%

Total Other Expenses	.47%	.48%	.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.48%	2.24%	1.23%

Fee Waiver and/or Expense Reimbursement(d)	(.33)%	(.34)%	(.33)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	.90%

(c)
The Management Fee is .85% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.

(d)
The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until October 31, 2021 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.15%, 1.90% and .90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until October 31, 2021 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$537	$293	*	$92
After 3 Years	$862	$688		$379
After 5 Years	$1,210	$1,211		$688
After 10 Years	$2,189	$2,642		$1,564

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

*         *         *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB Concentrated International Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Fee Waiver	abcfi1_FeeWaiver	(0.10%)
Net Management Fees	abcfi1_NetManagementFees	0.75%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
After 1 Year	rr_ExpenseExampleYear01	$ 537
After 3 Years	rr_ExpenseExampleYear03	862
After 5 Years	rr_ExpenseExampleYear05	1,210
After 10 Years	rr_ExpenseExampleYear10	$ 2,189
AB Concentrated International Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Fee Waiver	abcfi1_FeeWaiver	(0.10%)
Net Management Fees	abcfi1_NetManagementFees	0.75%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	$ 293	[4]
After 3 Years	rr_ExpenseExampleYear03	688
After 5 Years	rr_ExpenseExampleYear05	1,211
After 10 Years	rr_ExpenseExampleYear10	$ 2,642
AB Concentrated International Growth Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Fee Waiver	abcfi1_FeeWaiver	(0.10%)
Net Management Fees	abcfi1_NetManagementFees	0.75%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	$ 92
After 3 Years	rr_ExpenseExampleYear03	379
After 5 Years	rr_ExpenseExampleYear05	688
After 10 Years	rr_ExpenseExampleYear10	$ 1,564

[1]	The Management Fee is .80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .15% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.
[2]	Amount is less than .005%.
[3]	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.
[4]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
[5]	The Management Fee is .85% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive .10% of the Management Fee until October 31, 2021. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below.
[6]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until October 31, 2021 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.15%, 1.90% and .90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until October 31, 2021 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.